Mineral Property, Pland and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4
Additions	40.2	143.8	123.7	22.1	329.8
Transfer of La Yaqui Grande assets[1]	121.0	19.0	(140.0)	—	—
Revisions to decommissioning liabilities	—	6.7	—	—	6.7
Disposals	(1.7)	—	—	—	(1.7)
Sale of Esperanza Project	(0.4)	—	—	(89.6)	(90.0)
At December 31, 2022	$1,788.4	$2,800.7	$269.3	$251.8	$5,110.2
Additions	51.5	109.5	174.7	32.2	367.9
Acquisition of Manitou Gold Inc. (i)	—	—	—	20.0	20.0
Transfers	4.0	—	(4.0)	—	—
Revisions to decommissioning liabilities (note 11)	—	8.6	—	—	8.6
Disposals	(35.5)	(1.3)	—	(1.4)	(38.2)
At December 31, 2023	$1,808.4	$2,917.5	$440.0	$302.6	$5,468.5

Accumulated amortization and impairment charges
At December 31, 2021	$717.8	$811.8	142.4	$84.9	$1,756.9
Amortization	91.7	89.4	—	—	181.1
Disposals	(1.2)	—	—	—	(1.2)
Impairment expense on Esperanza Project (iv)	—	—	—	38.2	38.2
Sale of Esperanza Project (iv)	(0.4)	—	—	(38.2)	(38.6)
At December 31, 2022	$807.9	$901.2	$142.4	$84.9	$1,936.4
Amortization	106.6	101.0	—	—	207.6
Disposals	(34.3)	(1.3)	—	—	(35.6)
At December 31, 2023	$880.2	$1,000.9	$142.4	$84.9	$2,108.4

Net carrying value
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8
At December 31, 2023	$928.2	$1,916.6	$297.6	$217.7	$3,360.1
1.La Yaqui Grande commenced commercial production on June 20, 2022.
The net carrying values and capital additions by segment (note 17) are as follows:

	December 31, 2023		December 31, 2022
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,500.3	$73.5	1,504.7	68.4
Island Gold	1,397.7	243.4	1,174.6	185.1
Mulatos	293.0	29.9	343.8	58.8
Corporate and other	169.1	21.1	150.7	17.5
	$3,360.1	$367.9	$3,173.8	$329.8
1.Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
Disclosure of significant royalties payable
The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company:

Location	Royalties payable
Mulatos	0.5% Extraordinary Mining Duty due to the Mexican government
Young-Davidson	1.5% net smelter royalty
Island Gold	2-3% net smelter royalties, dependent on claim

Schedule of asset acquisitions	The allocation of the purchase price to the net assets acquired are as follows:

Consideration paid
Fair value of total shares issued (note 13)	$13.4
Fair value of 19% interest in Manitou prior to acquisition	3.1
Transaction costs	0.2
$16.7

Net assets acquired
Mineral property, plant and equipment	$20.0
Current liabilities (a)	(1.5)
Decommissioning liabilities	(1.8)
$16.7
(a) Included in current liabilities are $1.1 million of Canadian dollar denominated share purchase warrants which were recognized as a liability at the date of acquisition. During the year ended December 31, 2023, 61,683 warrants were exercised for gross proceeds of $0.7 million (note 13).